Leases - Schedule of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 8,442	¥ 8,734
Non-cash right-of-use assets in exchange for new lease liabilities:
Non-cash right-of-use assets in exchange for new lease liabilities Operating leases		¥ 3,696
Weighted average remaining lease term
Weighted average remaining lease term Operating leases	4 months 13 days	1 year 4 months 28 days
Weighted average discount rate
Weighted average discount rate Operating leases	4.21%	4.13%
Short-term lease cost	¥ 223	¥ 2,701